Taxes (Details) - Schedule of Components of the Income Tax Provision - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of the Income Tax Provision [Abstract]
Current income tax	$ 138,781	$ 180,842
Deferred income tax
Total provision for income taxes	$ 138,781	$ 180,842